EVENTS DURING THE REPORTING PERIOD - Disclosure of fair value of options estimated based on assumptions (Details)	6 Months Ended
	Jun. 30, 2026 Years $ / shares
Disclosure of detailed information about business combination [line items]
Share price	$ 67
Exercise price	$ 70.22
Expected option life | Years	5
Risk-free interest rate	$ 0.0408
Average standard deviation	0.4389
May 10, 2026 | RSU
Disclosure of detailed information about business combination [line items]
Share price	72
Exercise price	$ 0
Expected option life | Years	0
Risk-free interest rate	$ 0
Average standard deviation	0	[1]
Grant date fair value	72
May 19, 2026 | ESOP
Disclosure of detailed information about business combination [line items]
Share price	67
Exercise price	$ 70.22
Expected option life | Years	5
Risk-free interest rate	$ 0.0408
Average standard deviation	0.4389	[1]
Grant date fair value	6.08	[2]
May 27, 2026 | RSU/PSU
Disclosure of detailed information about business combination [line items]
Share price	74.31
Exercise price	$ 0
Expected option life | Years	0
Risk-free interest rate	$ 0
Average standard deviation	0	[1]
Grant date fair value	74.31
June 11, 2026 | RSU/PSU
Disclosure of detailed information about business combination [line items]
Share price	66.33
Exercise price	$ 0
Expected option life | Years	0
Risk-free interest rate	$ 0
Average standard deviation	0	[1]
Grant date fair value	66.33
June 11, 2026 | ESOP
Disclosure of detailed information about business combination [line items]
Share price	66.33
Exercise price	$ 69.27
Expected option life | Years	3.61
Risk-free interest rate	$ 0.0412
Average standard deviation	0.4805	[1]
Grant date fair value	25.61
June 11, 2026 | ESOP
Disclosure of detailed information about business combination [line items]
Share price	66.33
Exercise price	$ 0.01
Expected option life | Years	3.12
Risk-free interest rate	$ 0.0367
Average standard deviation	0.4667	[1]
Grant date fair value	$ 66.33

[1]	The Average standard deviation was determined based on historical volatility of the company.
[2]	The grant-date fair value has been calculated incorporating the probability of achieving the relevant tranche